LICENSES	12 Months Ended
Dec. 31, 2010
LICENSES
LICENSES

11. LICENSES

        In connection with providing telecommunication services, the Group has been issued various licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Ministry, the Group has gained access to various telecommunications licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local telecommunications authorities.

        As of December 31, 2010 and 2009, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2010	2009
Russia	$229,209	$264,387
Uzbekistan	196,517	196,517
Armenia	203,993	196,193
Ukraine	49,414	49,046

Licenses, at cost	679,133	706,143
Accumulated amortization	(384,405)	(341,421)

Licenses, net	$294,728	$364,722

        Amortization expense for the years ended December 31, 2010, 2009 and 2008, amounted to $76.3 million, $78.7 million and $154.7 million, respectively.

        Based solely on the cost of amortizable operating licenses existing as of December 31, 2010 and current exchange rates, the estimated future amortization expenses for each of the next five years ending December 31 are as follows:

Estimated amortization expense in the year ended December 31,
2011	$53,563
2012	34,688
2013	30,570
2014	29,790
2015	29,790
Thereafter	116,327

Total	$294,728

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new licenses acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include the targets for start date of service, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

        Licenses that expired during the year ended December 31, 2010 and 2009 were renewed, however their carrying value in the accompanying consolidated balance sheets is immaterial due to the low cost of renewal.